Income Taxes - Summary of Components of Income Tax Benefit (Details) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
The Federal, Current tax benefit
State, Current tax benefit			5,000
Total, Current tax benefit			5,000
The Federal, Deferred tax benefit
State, Deferred tax benefit
Total, Deferred tax benefit
Total income tax benefit			$ 5,000